Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
United states and Canada [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 41	$ 193	$ 74	$ 14,603
Europe and others [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	25	498	58	588
Total [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 66	$ 691	$ 132	$ 15,191